Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Schedule II-Valuation and Qualifying Accounts
Schedule II-Valuation and Qualifying Accounts

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
Schedule II—Valuation and Qualifying Accounts
(In Millions)

		Column C
	Column B	Additions Charges (credits) to cost and expenses			Column E
				Column D
	Balance at Beginning of Period		Charged to other accounts		Balance at End of Period
Column A Description				Deductions
Allowance for doubtful accounts:
Year ended December 31, 2015	$34	$1	$(9)	$—	$26
Year ended December 31, 2014	42	—	(8)	—	34
Year ended December 31, 2013	47	2	(7)	—	42